Deferred Revenues - Schedule of Deferred Revenues (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Deferred revenues	$ 128	$ 106	$ 103
Deferred VOI Sales
Deferred Revenue Arrangement [Line Items]
Deferred revenues		46	53
Marketing Incentive Programs
Deferred Revenue Arrangement [Line Items]
Deferred revenues		12	11
Club Activation Fees
Deferred Revenue Arrangement [Line Items]
Deferred revenues		45	37
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenues		$ 3	$ 2